Accumulated Other Comprehensive Income or Loss (Notes)	6 Months Ended
Jun. 30, 2014
Accumulated Other Income and Loss [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
13.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) consisted of the following:

	Gain on available-for-sale securities	Pension and post-retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates' comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	52,110	—	2,282	—	54,392
Amounts reclassified from accumulated other comprehensive income	—	—	726	—	726
Net current-period other comprehensive income	52,110	—	3,008	—	55,118
Balance at June 30, 2013	58,021	(17,809)	(3,824)	—	36,388

Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)
Net current-period other comprehensive income	58,333	—	1,963	(212)	60,084
Balance at June 30, 2014	66,129	(12,731)	(713)	642	53,327

There were no amounts reclassified from accumulated other comprehensive income to our statement of operations for the six months ended June 30, 2014.